Accounts Receivable, Net - Schedule of Allowance of Doubtful Accounts (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, Net [Abstract]
Beginning balance	¥ 19,102,954	$ 2,668,532	¥ 10,196,104	¥ 10,196,104
Addition				13,678,040
Write off	(15,117)	(2,112)		(4,764,444)
Reverse	(1,177,670)	(164,511)	¥ (9,023,644)	(6,746)
Ending balance	¥ 17,910,167	$ 2,501,909		¥ 19,102,954